Basis of Presentation of the Consolidated Financial Statements - Ownership (Detail)			1 Months Ended		12 Months Ended
	Oct. 22, 2020	Sep. 22, 2020	Oct. 31, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.)
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					99.73%	99.73%
Percentage of Ownership					99.73%	99.73%
EGP Cachoeira Dourada S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					99.75%	99.75%
Percentage of Ownership					99.75%	99.75%
Enel Generación Fortaleza S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Enel Cien S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Enel Distribución Ceara
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					74.05%	74.05%
Percentage of Ownership					74.05%	74.05%
Enel Brasil S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Enel X Brasil S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership		51.00%			100.00%	100.00%
Enel Distribucion Goias S.A. (Distribucion) [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					99.96%	99.93%
Percentage of Ownership					99.96%	99.93%
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Enel Green Power Volta Grande [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Luz de Angra Energía S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					51.00%
Percentage of Ownership					51.00%
Central Generadora Fotovoltaica Sao Fancisco Ltda.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Enel Tecnología de Redes S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership				100.00%	100.00%	100.00%
Enel Trading Brasil S.A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership			100.00%		100.00%	100.00%
Enel Uruguay S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Central Dock Sud S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					70.24%	70.24%
Percentage of Ownership					70.24%	70.24%
Compania de Transmision del Mercosur S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Distrilec Inversora S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership					51.50%	51.50%
Percentage of Ownership					51.50%	51.50%
Empresa Distribuidora Sur S.A. (Distribution)
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					99.45%	99.45%
Percentage of Ownership					99.45%	99.45%
Enel Argentina S A Formerly Named Endesa Argentina S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership					99.92%	99.92%
Percentage of Ownership					99.92%	99.92%
Enel Trading Argentina S R L
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership					55.00%	55.00%
Percentage of indirect ownership					45.00%	45.00%
Percentage of Ownership					100.00%	100.00%
Enel Generacion Costanera S A Ex Endesa Costanera S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					75.68%	75.68%
Percentage of Ownership					75.68%	75.68%
Enel Generacion El Chocon S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					67.67%	67.67%
Percentage of Ownership					67.67%	67.67%
Hidroinvest S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership					41.94%	41.94%
Percentage of indirect ownership					54.76%	54.76%
Percentage of Ownership					96.70%	96.70%
Inversora Dock Sud S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership					57.14%	57.14%
Percentage of Ownership					57.14%	57.14%
Transportadora de Energia S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Compania Distribuidora y Comercializadora de Energia S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership					48.30%	48.30%
Percentage of Ownership					48.30%	48.30%
Emgesa S.A. E.S.P. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership					48.48%	48.48%
Percentage of Ownership					48.48%	48.48%
Inversora Codensa S.A.S. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Sociedad Portuaria Central Cartagena S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					99.99%	99.99%
Percentage of Ownership					99.99%	99.99%
Enel X Colombia S.A.S [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Bogota ZE S.A.S.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%
Percentage of Ownership	100.00%				100.00%
Enel Peru S.A.C.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%
Chinango S.A.C.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					80.00%	80.00%
Percentage of Ownership					80.00%	80.00%
Enel Generacion Peru S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					83.60%	83.60%
Percentage of Ownership					83.60%	83.60%
Enel Distribución Perú S.A.A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					83.15%	83.15%
Percentage of Ownership					83.15%	83.15%
Enel Generacion Piura S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					96.50%	96.50%
Percentage of Ownership					96.50%	96.50%
Enel X Perú S.A.C
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					99.99%	99.99%
Percentage of Ownership					99.99%	99.99%
Compania Energetica Veracruz S.A.C [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%	100.00%
Percentage of Ownership					100.00%	100.00%